Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 64		$ 34,053,154	$ (36,493,300)	$ (195,287)	$ (2,635,369)
Balance, shares at Dec. 31, 2019	6,425,174	247
Common Stock Issued for Cash
Common Stock Issued for Cash, shares
Costs of Capital
Stock Based Compensation			165,167			165,167
Warrants for Services			11,475			11,475
Warrants for Interest Expense			136,110			136,110
Convertible Debenture Value			105,572			105,572
Preferred Stock - Series B
Preferred Stock - Series B for Dividend			95,000			95,000
Preferred Stock - Series B for Dividend, shares		10
Dividends - P/S Series B				(226,853)		(226,853)
Conversion of Debt to stock
Exercise of options and warrants	$ 2		202,598			$ 202,600
Exercise of options and warrants, shares	158,750					158,750
Payment on Stockholder Prom Note
Net Loss				(1,602,303)		(1,602,303)
Comprehensive Loss					42,033	42,033
Ending balance, value at Dec. 31, 2020	$ 66		34,769,076	(38,322,456)	(153,254)	(3,706,568)
Balance, shares at Dec. 31, 2020	6,583,924	257
Common Stock Issued for Cash	$ 8		2,661,992			2,662,000
Common Stock Issued for Cash, shares	757,655
Costs of Capital			(2,091,101)			(2,091,101)
Stock Based Compensation			801,908			801,908
Common Stock for Accounts Payable	$ 1		99,789			99,789
Common Stock for Accounts Payable, shares	27,896
Common Stock for Costs of Financing	$ 6		1,932,730			1,932,736
Common Stock for Costs of Financing, shares	628,750
Warrants for Services			148,480			148,480
Warrants for Interest Expense			69,729			69,729
Convertible Debenture Value			69,729			69,729
Preferred Stock - Series B for Dividend			23,750			23,750
Preferred Stock - Series B for Dividend, shares		2
Preferred Stock - Series B Shares and Dividend Payable to Common Stock	$ 11		432,165			432,176
Preferred Stock - Series B Shares and Dividend Payable to Common Stock, shares	1,090,015	(259)
Dividends - P/S Series B				(40,301)		(40,301)
Conversion of Debt & Interest to Common Stock	$ 4		1,294,576			1,294,580
Conversion of Debt & Interest to Common Stock, shares	439,527
Exercise of options and warrants	$ 1		514,696			$ 514,697
Exercise of options and warrants, shares	140,602					62,500
Net Loss				(2,998,644)		$ (2,998,644)
Comprehensive Loss					9,761	9,761
Ending balance, value at Dec. 31, 2021	$ 97		$ 40,727,518	$ (41,361,401)	$ (143,493)	$ (777,279)
Balance, shares at Dec. 31, 2021	9,668,369	0